Investments	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
INVESTMENTS
13.	INVESTMENTS

Short-term investments

Short-term investments as of December 31, 2023 and 2024 consisted of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	USD
Wealth management products	287,711,617	10,475	1,435
Time deposits	130,000,000	—	—
Total	417,711,617	10,475	1,435

Investments in equity securities with readily determinable fair values

Equity securities with readily determinable fair value represent investments in the equity securities of publicly listed companies, for which the Group does not have significant influence.

Total unrealized and realized gains and losses of investments in equity securities in current assets for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Total net losses recognized	(2,622,450)	(15,344,616)	(2,544,834)	(348,641)
Less: Net realized (losses) gains on equity securities sold	11,294,390	—	(1,245,632)	(170,651)
Net unrealized losses recognized on equity securities held	(13,916,840)	(15,344,616)	(1,299,202)	(177,990)

Long-term investments

As at December 31, 2023 and 2024, long-term investments consisted of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	USD
Equity method investments
Shanghai Wiselong Enterprise Management Co., Ltd (“Wiselong”)	25,630,564	27,133,053	3,717,213
Other	7,274,032	15,000,068	2,055,001
Equity securities with readily determinable fair values	38,324,789	28,355,681	3,884,712
Equity securities without readily determinable fair values	9,826,143	9,826,143	1,346,176
Available-for-sale debt investment	103,703,272	103,709,272	14,208,112
Total	184,758,800	184,024,217	25,211,214

Equity securities with readily determinable fair values

Total unrealized and realized gains and losses of equity securities with readily determinable fair values included in long-term investments for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Total net gains (losses) recognized	(15,126,672)	9,966,512	(11,163,213)	(1,529,354)
Less: Net realized gains on equity securities sold	—	—	—	—
Net unrealized gains (losses) recognized on equity securities held	(15,126,672)	9,966,512	(11,163,213)	(1,529,354)

Equity securities without readily determinable fair values

The equity investments without readily determinable fair value held as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	USD
Initial cost	51,523,212	51,523,212	7,058,651
Cumulative unrealized gains	302,931	302,931	41,501
Cumulative unrealized losses (including impairment)	(42,000,000)	(42,000,000)	(5,753,976)
Total carrying value	9,826,143	9,826,143	1,346,176

During the year ended December 31, 2022, impairment of RMB42,000,000 was recorded in “Other general expenses” in the consolidated financial statements of comprehensive (loss) income. No impairment loss was recorded during the years ended December 31, 2023 and 2024.

Available-for-sale debt securities

Available-for-sale debt securities represent the Group’s investment in 30% interest of Yibon Hotel Group Co., Ltd (“Yibon”), which the Group has the option to require Yibon to redeem the investment at the Group’s discretion. No impairment was recorded for this investment during any of other presented periods.

Short-term and long-term debt securities as of December 31, 2023 and 2024 were shown as below:

	As of December 31, 2023
			Gross
		Gross	unrecognized	Gross	Gross
	Amortized	unrecognized	holding	unrealized	unrealized
	cost	holding gains	losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
Wealth management products	287,711,617	—	—	—	—	287,711,617
Available-for-sale debt securities of Yibon	103,701,474	—	—	2,791,663	(2,789,865)	103,703,272

	As of December 31, 2024
			Gross
		Gross	unrecognized	Gross	Gross
	Amortized	unrecognized	holding	unrealized	unrealized
	cost	holding gains	losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
Wealth management products	10,475	—	—	—	—	10,475
Available-for-sale debt securities of Yibon	103,703,272	—	—	—	6,000	103,709,272